GENERAL (Narrative) (Details) - USD ($) $ in Thousands		6 Months Ended
	Sep. 06, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Business Acquisition [Line Items]
Accumulated deficit		$ 30,356		$ 29,362
Net loss		994	$ 661
Cash flows used in operating activities		(595)	$ (1,224)
Investment	$ 1,353
Issuance of ordinary shares to Vexigo’s former shareholders- warrants exercise	$ 188	$ 0
Ownership percentage of securityholders		86.00%
Percentage of stock option pool of fully diluted outstanding share capital		10.00%